OPERATING SEGMENT INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended												9 Months Ended			12 Months Ended
	Sep. 30, 2012		Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012		Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues and long-lived assets
Revenues	$ 2,741		$ 2,632		$ 2,976	$ 2,934	$ 2,679	$ 2,412		$ 2,401	$ 2,343	$ 2,094	$ 8,568		$ 8,589	$ 11,221		$ 9,250		$ 7,665
Long-lived assets	3,531	[1]	3,510	[1]				3,469	[2]				3,531	[1]		3,510	[1]	3,469	[2]
United States
Revenues and long-lived assets
Revenues																3,470		2,777		2,345
Long-lived assets			1,278					1,305								1,278		1,305
China
Revenues and long-lived assets
Revenues																944		881		561
Germany
Revenues and long-lived assets
Revenues																638		519		433
Long-lived assets			205					68								205		68
Mexico
Revenues and long-lived assets
Revenues																723		485		432
Italy
Revenues and long-lived assets
Revenues																558		474		415
United Kingdom
Revenues and long-lived assets
Long-lived assets			306					320								306		320
Netherlands
Revenues and long-lived assets
Long-lived assets			310					311								310		311
Saudi Arabia
Revenues and long-lived assets
Long-lived assets			243					259								243		259
Switzerland
Revenues and long-lived assets
Long-lived assets			166					221								166		221
Spain
Revenues and long-lived assets
Long-lived assets			157					173								157		173
Other nations
Revenues and long-lived assets
Revenues																4,888		4,114		3,479
Long-lived assets			$ 845					$ 812								$ 845		$ 812

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."